Fair value of Assets and Liabilities (Tables)	3 Months Ended
May 31, 2024
Fair value of Assets and Liabilities [Abstract]
Schedule of Loans to Related Party	As of May 31, 2024, the fair value of loan to related party as disclosed in the table below is based on significant unobservable inputs (Level 3) and have been calculated by discounting the expected future cash flows using rates currently available for instruments on with similar terms, credit risk and remaining maturities.
	As of May 31, 2024
Figures in Rand thousands	Carrying amount	Aggregate fair value

Loan to related party	28,200	29,258